Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding
The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2019	2018
Balance, beginning of year	$9	$(50)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	(9)	43
Foreign exchange forwards	—	(2)
Cross currency swaps	—	18

Total fair value, end of year	$—	$9

	As at December 31
Total fair value consists of the following:	2019	2018
Current asset portion	$—	$9
Total fair value	$—	$9

Schedule of Financial Instruments Outstanding
Obsidian Energy records
our
risk management assets and liabilities on a net basis in the consolidated balance sheets. At December 31, 2019 and 2018, there were no differences between the gross and net amounts.
Obsidian Energy had the following financial instruments outstanding as at December 31, 2019. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits its credit risk by executing counterparty risk procedures which include transacting only with institutions within our
syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing	Fair value (millions)
Crude Oil
WTI Swaps	8,000 bbl/d	January 2020	$76.48/bbl	$—
WTI Swaps	5,000 bbl/d	February 2020	$77.37/bbl	—
WTI Swaps	5,000 bbl/d	March 2020	$77.38/bbl	—
WTI Swaps	4,000 bbl/d	April 2020	$78.11/bbl	—
WTI Swaps	3,000 bbl/d	May 2020	$77.92/bbl	—
WTI Swaps	2,000 bbl/d	June 2020	$77.41/bbl	—
AECO Swaps
AECO Swaps	21,800 mcf/d	January 2020	$2.54/mcf	—
AECO Swaps	17,000 mcf/d	February 2020	$2.45/mcf	—
Total				$—

Disclosure Details Of Financial Contracts One
Subsequent to December 31, 2019, the Company entered into the following additional crude oil and AECO Swaps:

Reference price	Notional volume	Term	Pricing
WTI	1,650 bbl/d	Q1 2020	$81.73/bbl

AECO	23,700 mcf/d	Q2 2020	$1.68/mcf
AECO	22,800 mcf/d	Q3 2020	$1.68/mcf

Components of Risk Management on Consolidated Statements of Income (Loss)
The components of risk management on the

C
onsolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2019	2018
Realized
Settlement of commodity contracts/assignment	$(6)	$(65)
Settlement of foreign exchange contracts	—	(20)

Total realized risk management gain (loss)	(6)	(85)
Unrealized
Commodity contracts	(9)	43
Foreign exchange contracts	—	(2)
Cross-currency swaps	—	18

Total unrealized risk management gain (loss)	(9)	59

Risk management gain (loss)	$(15)	$(26)

Disclosure of Detailed Information about Accounts Receivable
As at December 31, the following accounts receivable amounts were outstanding.

	Current	30-90 days	90+ days	Total (1)
2019	$48	$9	$9	$66
2018	$29	$9	$15	$53

(1)	In 2019, $4 million of accounts receivable is related to assets classified as held for sale (2018 — $nil).

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities
The following table outlines estimated future obligations for non-derivative
financial liabilities as at December 31, 2019:

	Long-term debt (1)	Accounts payable & accrued liabilities (2)	Share-based compensation accrual	Total
2020	$434	$116	$1	$551
2021	16	—	—	16
2022	8	—	—	8
2023	—	—	—	—
2024	—	—	—	—
Thereafter	$3	$—	$—	$3

(1)
The 2020 figure includes $399 million related to the syndicated credit facility, which at the balance sheet date was due for renewal in 2020. Subsequent to December 31, 2019, the Company entered into an agreement with members of our banking syndicate to extend the term-out period of the syndicated credit facility to November 30, 2021. Additionally, the Company also entered into an agreement with holders of our senior notes to change the maturity dates of senior notes previously due in 2020, 2022 and 2025 totaling US$35 million to November 30, 2021. Refer to Note 7 for additional details.

(2)	Includes $6 million of accounts payable and accrued liabilities related to assets classified as held for sale.